Income Taxes - Tax Credit Carryforward (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Valuation Allowance Charge	$ 119.6
Deferred Tax Liability on Sale of Foreign Subsidiary		0.4
US Federal Operating Loss [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	236.0	236.0
Equity Compensation [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2.1	2.1
Acquired Operating Loss [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	163.0	163.0
US State Operating loss [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	110.0	110.0
General Business [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	3.0	3.0
Foreign Operating Loss [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 46.0	$ 46.0